Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net (Textual)
Depreciation expense	$ 1,852,152	$ 1,542,352	$ 1,345,217
Purchase of property and equipment	267,856	672,715	23,900
Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member] | Due to related parties [Member]
Property and Equipment, Net (Textual)
Purchase of property and equipment	$ 15,539	$ 238,353	$ 0